UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments – The Schedule of Investments for the three-month period ended July 31, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS - 68.3%
AUSTRALIA - 2.9%
USD	4,750	APT Pipelines Ltd., 4.25%, 04/15/2027(a)(b)	$4,886,045
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020	2,257,180
AUD	6,867	Brisbane Square Finance Pty Ltd., Zero Coupon, 11/25/2025(c)(d)(e)(f)	5,981,429
AUD	4,310	NEXTDC Ltd., 6.25%, 06/09/2019(b)(d)	3,486,652
AUD	7,300	Qantas Airways Ltd., 7.50%, 06/11/2021	6,637,452
AUD	3,800	RWH Finance Pty Ltd., 2.79%, 03/26/2021(b)(c)(d)(g)	3,029,573
USD	7,000	SGSP Australia Assets Pty Ltd., 3.25%, 07/29/2026(a)	6,869,919
AUD	2,000	Telstra Corp. Ltd., 8.75%, 01/15/2020	1,831,251
USD	5,965	Transurban Finance Co. Pty Ltd., 3.38%, 12/22/2026(a)(b)	5,841,137

			40,820,638

CHINA - 14.6%
USD	3,759	361 Degrees International Ltd., 7.25%, 06/03/2019(a)(b)	3,998,824
USD	3,950	Agile Group Holdings Ltd., 9.00%, 05/21/2018(a)(b)	4,246,333
USD	3,500	Agile Group Holdings Ltd., 8.38%, 08/30/2017(a)(b)	3,643,304
USD	3,900	Central China Real Estate Ltd., 6.50%, 08/30/2017(a)(b)	3,948,559
USD	3,000	China Aoyuan Property Group Ltd., 10.88%, 05/26/2018(a)	3,141,558
CNH	11,250	China Development Bank, 3.60%, 11/13/2018	1,659,830
USD	1,800	China Hongqiao Group Ltd., 6.88%, 05/03/2018(a)	1,770,764
USD	7,000	China Overseas Finance Cayman III Ltd., 5.38%, 10/29/2023(a)	7,775,012
USD	4,955	China Resources Gas Group Ltd., 4.50%, 04/05/2022(a)	5,258,613
USD	4,000	Chinalco Capital Holdings Ltd., 4.25%, 04/21/2022(a)	4,050,064
USD	7,500	CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/2023(a)	8,057,520
USD	8,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	8,439,648
USD	2,000	CNPC General Capital Ltd., 2.75%, 05/14/2019(a)	2,014,699
USD	6,810	Country Garden Holdings Co. Ltd., 7.25%, 10/04/2017(a)(b)	7,083,987
USD	3,900	Future Land Development Holdings Ltd., 5.00%, 02/16/2020(a)	4,006,696
USD	3,500	FUXIANG Investment Management Ltd., 3.63%, 11/30/2019(a)	3,526,982
USD	5,200	Health and Happiness H&H International Holdings Ltd., 7.25%, 06/21/2018(a)(b)	5,459,724
CNY	30,000	PetroChina Co. Ltd., 3.45%, 05/12/2021	4,298,370
USD	18,800	Proven Honour Capital Ltd., 4.13%, 05/19/2025(a)	19,397,276
USD	14,434	Semiconductor Manufacturing International Corp., 4.13%, 10/07/2019(a)	14,761,493
USD	4,000	Shanhai Hong Kong International Investments Ltd., 3.88%, 04/20/2020(a)	4,032,372
USD	8,200	Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023(a)	8,216,400
USD	1,600	Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/2022(a)	1,678,198
USD	4,400	Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/2023(a)	4,711,124
USD	5,900	Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024(a)	6,298,250
USD	6,930	Sinopec Group Overseas Development 2017 Ltd., 2.38%, 04/12/2020(a)	6,948,011
USD	12,330	Sinopec Group Overseas Development 2017 Ltd., 3.00%, 04/12/2022(a)	12,475,137
USD	6,632	State Grid Overseas Investment 2016 Ltd., 2.75%, 05/04/2022(a)	6,634,357
USD	14,738	State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/2027(a)	14,725,140
USD	7,500	Tencent Holdings Ltd., 3.80%, 02/11/2025(a)	7,848,112
USD	4,000	Times Property Holdings Ltd., 11.45%, 03/05/2018(a)(b)	4,357,640
USD	7,000	Wanda Properties Overseas Ltd., 4.88%, 11/21/2018(a)	6,875,491
USD	4,300	Yestar Healthcare Holdings Co, Ltd., 6.90%, 09/15/2019(a)(b)	4,461,272

			205,800,760

GERMANY - 3.6%
AUD	7,500	KfW, 3.75%, 07/18/2018(h)	6,107,082
AUD	5,000	KfW, 6.00%, 08/20/2020(h)	4,437,472
AUD	10,600	KfW, 6.25%, 02/23/2018(h)	8,688,438
AUD	10,500	KfW, 6.25%, 12/04/2019(h)	9,190,776

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
GERMANY (continued)
AUD	15,000	KfW, 6.25%, 05/19/2021(h)	$13,658,520
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024(g)(h)	8,888,200

			50,970,488

HONG KONG - 7.2%
USD	4,103	Champion MTN Ltd., 3.75%, 01/17/2023(a)	4,169,559
USD	3,700	China Water Affairs Group Ltd., 5.25%, 02/07/2020(a)(b)	3,740,730
USD	2,594	CK Hutchison Capital Securities 17 Ltd., 4.00%, 05/12/2022(a)(b)(c)(i)	2,633,226
USD	4,840	CK Hutchison International 17 Ltd., 2.88%, 04/05/2022(a)	4,887,419
USD	3,900	Far East Consortium International Ltd., 3.75%, 09/08/2021(a)	3,831,770
USD	5,326	FPC Treasury Ltd., 4.50%, 04/16/2023(a)	5,403,738
USD	17,000	HLP Finance Ltd., 4.75%, 06/25/2022(a)	18,195,559
USD	12,000	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026(a)	11,589,024
USD	1,600	Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/2022	1,733,976
USD	5,608	HPHT Finance 15 Ltd., 2.88%, 03/17/2020(a)	5,639,517
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(a)	20,473,717
USD	2,880	Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(a)	4,029,270
USD	3,973	Hutchison Whampoa International 09 Ltd., 7.63%, 04/09/2019(a)	4,326,235
USD	7,600	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(a)(b)	8,378,514
USD	2,871	Standard Chartered PLC, 144A, 3.95%, 01/11/2023(a)	2,927,277

			101,959,531

INDIA - 10.8%
USD	9,480	Adani Ports & Special Economic Zone Ltd., 4.00%, 06/30/2027(a)(b)	9,439,179
USD	5,460	Adani Transmission Ltd., 4.00%, 08/03/2026(a)	5,478,684
INR	350,000	Adani Transmission Ltd., 10.25%, 04/15/2021	5,799,188
INR	500,000	Axis Bank Ltd., 8.85%, 12/05/2024	8,387,795
USD	3,840	Bharat Petroleum Corp. Ltd., 4.00%, 05/08/2025(a)	3,918,543
USD	3,300	Bharti Airtel International Netherlands BV, 5.13%, 03/11/2023(a)	3,477,121
USD	6,487	GCX Ltd., 7.00%, 08/31/2017(a)(b)	5,910,020
INR	350,000	HDFC Bank Ltd., 7.95%, 09/21/2026	5,621,322
INR	100,000	Housing Development Finance Corp. Ltd., 8.65%, 09/18/2020	1,612,506
INR	250,000	Housing Development Finance Corp. Ltd., 8.75%, 01/13/2020(b)	4,013,827
USD	10,700	ICICI Bank Ltd., 4.00%, 03/18/2026(a)	10,891,819
INR	400,000	ICICI Bank Ltd., 7.60%, 10/07/2023	6,279,822
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	4,280,458
INR	200,000	Indiabulls Housing Finance Ltd., 8.90%, 09/26/2021	3,191,860
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	1,574,965
INR	250,000	Indian Railway Finance Corp. Ltd., 8.83%, 03/25/2023	4,152,094
USD	4,000	JSW Steel Ltd., 5.25%, 04/13/2022(a)	4,043,984
USD	3,780	Neerg Energy Ltd., 6.00%, 02/13/2020(a)(b)	3,871,506
USD	3,400	NTPC Ltd., 4.75%, 10/03/2022(a)	3,652,028
INR	200,000	NTPC Ltd., 8.49%, 03/25/2025(f)	3,304,980
INR	100,000	NTPC Ltd., 8.73%, 03/07/2023	1,656,426
INR	100,000	NTPC Ltd., 9.17%, 09/22/2024	1,715,393
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	4,111,572
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	6,647,783
INR	200,000	Power Grid Corp. of India Ltd., 8.93%, 10/20/2022	3,378,799
INR	300,000	Power Grid Corp. of India Ltd., 9.30%, 09/04/2024	5,196,399
USD	7,000	Reliance Industries Ltd., 4.13%, 01/28/2025(a)	7,252,702
INR	250,000	Reliance Jio Infocomm Ltd., 8.95%, 10/04/2020	4,067,968

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
INDIA (continued)
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	$3,250,129
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,603,063
INR	270,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	4,564,603
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	1,653,867
USD	7,475	UPL Corp. Ltd., 3.25%, 10/13/2021(a)	7,490,234

			152,490,639

INDONESIA - 1.2%
USD	3,520	Indika Energy Capital II Pte Ltd., 6.88%, 04/10/2020(a)(b)	3,493,826
USD	1,200	Jababeka International BV, 6.50%, 10/05/2020(a)(b)	1,241,475
USD	3,490	MPM Global Pte Ltd., 6.75%, 09/19/2017(a)(b)	3,612,220
USD	9	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(a)	9,124
USD	4,000	Pratama Agung Pte Ltd., 6.25%, 02/24/2018(a)(b)	4,169,836
USD	4,164	TBG Global Pte Ltd., 5.25%, 02/10/2019(a)(b)	4,293,142

			16,819,623

KUWAIT - 1.1%
USD	15,000	Equate Petrochemical BV, 4.25%, 11/03/2026(a)	15,565,530

MALAYSIA - 3.4%
MYR	5,000	Cagamas Bhd, 4.20%, 10/22/2018	1,172,776
CNH	35,000	Cagamas Global PLC, 3.70%, 09/22/2017	5,200,235
MYR	5,000	Digi Telecommunications Sdn Bhd, 4.38%, 04/14/2022(b)	1,170,786
USD	7,000	Gohl Capital Ltd., 4.25%, 01/24/2027(a)	7,230,615
USD	6,000	Malayan Banking Bhd, 3.91%, 10/29/2021(a)(b)(c)	6,146,772
USD	3,360	Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/2025(a)	3,363,024
USD	4,150	Malaysia Sukuk Global Bhd, 3.18%, 04/27/2026(a)(h)	4,190,670
MYR	5,000	Putrajaya Holdings Sdn Bhd, 5.10%, 04/22/2019	1,185,589
USD	3,736	RHB Bank Bhd, 2.50%, 10/06/2021(a)	3,691,347
USD	7,000	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026(a)	6,838,349
USD	7,000	Wakala Global Sukuk Bhd, 4.65%, 07/06/2021(a)	7,576,800

			47,766,963

NETHERLANDS - 0.5%
USD	6,050	Samvardhana Motherson Automotive Systems Group BV, 4.88%, 06/16/2019(a)(b)	6,306,520

NORWAY - 0.6%
AUD	9,788	Kommunalbanken AS, 6.50%, 04/12/2021	8,923,446

PHILIPPINES - 3.1%
USD	7,000	ICTSI Treasury BV, 5.88%, 09/17/2025(a)	7,668,108
USD	3,446	International Container Terminal Services, Inc., 7.38%, 03/17/2020(a)	3,848,179
USD	13,086	Megaworld Corp., 4.25%, 04/17/2023(a)	13,178,858
USD	4,534	Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/2024(a)(h)	5,828,915
USD	7,000	Royal Capital BV, 4.88%, 05/05/2024(a)(b)(c)(i)	7,050,204
USD	6,500	SM Investments Corp., 4.25%, 10/17/2019(a)	6,711,517

			44,285,781

REPUBLIC OF SOUTH KOREA - 4.5%
USD	11,400	Busan Bank Co. Ltd., 3.63%, 07/25/2026(a)	11,048,766
USD	7,218	Doosan Heavy Industries & Construction Co. Ltd., 2.13%, 04/27/2020(a)	7,113,147
USD	10,552	Hyundai Capital Services, Inc., 2.63%, 09/29/2020(a)	10,544,308
USD	2,350	Korea Gas Corp., 2.75%, 07/20/2022(a)	2,353,257

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
REPUBLIC OF SOUTH KOREA (continued)
USD	10,658	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022(a)	$10,770,762
USD	13,652	Korea National Oil Corp., 2.63%, 04/14/2026(a)	13,066,841
USD	7,760	Shinhan Bank Co. Ltd., 2.88%, 03/28/2022(a)	7,794,698

			62,691,779

SINGAPORE - 2.6%
SGD	2,750	CapitaMalls Asia Treasury Ltd., 3.95%, 08/24/2017(a)	2,032,198
USD	6,833	DBS Group Holdings Ltd., 3.60%, 09/07/2021(a)(b)(c)(i)	6,829,870
USD	7,289	Marble II Pte Ltd., 5.30%, 06/20/2019(a)(b)	7,371,271
USD	8,900	Oversea-Chinese Banking Corp. Ltd., 3.15%, 03/11/2018(a)(b)(c)(g)	8,944,580
USD	2,800	SingTel Group Treasury Pte Ltd., 2.38%, 10/03/2026(a)	2,636,413
USD	9,000	United Overseas Bank Ltd., 3.50%, 09/16/2021(a)(b)(c)(g)	9,168,975

			36,983,307

SUPRANATIONAL - 5.6%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	12,391,792
AUD	16,800	Asian Development Bank, 6.25%, 03/05/2020	14,817,600
AUD	15,000	Inter-American Development Bank, 6.00%, 02/26/2021	13,482,588
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	9,757,503
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	8,728,856
AUD	6,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	5,959,502
AUD	15,600	International Finance Corp., 5.75%, 07/28/2020	13,747,843

			78,885,684

THAILAND - 3.5%
USD	4,800	Bangkok Bank PCL, 9.03%, 03/15/2029(a)	6,757,138
USD	17,170	Krung Thai Bank PCL, 5.20%, 12/26/2019(a)(b)(c)(g)	17,829,706
USD	14,000	PTT Global Chemical PCL, 4.25%, 09/19/2022(a)	14,856,856
USD	4,331	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(a)	4,773,023
USD	5,386	PTTEP Treasury Center Co. Ltd., 4.60%, 07/17/2022(a)(b)(c)(i)	5,494,786

			49,711,509

UNITED ARAB EMIRATES - 1.2%
USD	7,500	DIB Sukuk Ltd., 3.66%, 02/14/2022(a)	7,605,000
USD	5,400	First Abu Dhabi Bank PJSC, 3.00%, 03/30/2022(a)	5,418,900
USD	3,700	MAF Global Securities Ltd., 5.50%, 09/07/2022(a)(b)(c)(i)	3,746,250

			16,770,150

UNITED KINGDOM - 1.9%
USD	12,962	HSBC Holdings PLC, 6.38%, 03/30/2025(b)(c)(g)(i)	13,917,948
USD	6,999	Standard Chartered PLC, 3.95%, 01/11/2023(a)	7,136,194
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026(a)	5,116,155

			26,170,297

Total Corporate Bonds - 68.3% (cost $969,959,200)			962,922,645

GOVERNMENT BONDS - 70.8%
AUSTRALIA - 37.6%
AUD	34,700	Australia Government Bond, 3.25%, 04/21/2025(a)	29,188,224
AUD	30,300	Australia Government Bond, 3.25%, 04/21/2029(a)	25,380,492
AUD	91,900	Australia Government Bond, 3.75%, 04/21/2037(a)	79,146,412

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
AUSTRALIA (continued)
AUD	29,800	Australia Government Bond, 4.50%, 04/21/2033(a)	$28,354,819
AUD	55,300	Australia Government Bond, 5.50%, 01/21/2018(a)	45,046,451
AUD	7,000	Australia Government Bond, 5.50%, 04/21/2023(a)	6,566,504
AUD	35,300	Australia Government Bond, 5.75%, 07/15/2022(a)	32,973,306
AUD	13,500	New South Wales Treasury Corp., 3.00%, 02/20/2030(a)	10,474,240
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026(a)	6,534,084
AUD	46,000	New South Wales Treasury Corp., 6.00%, 02/01/2018	37,577,731
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	13,924,344
AUD	47,850	Queensland Treasury Corp., 6.00%, 02/21/2018(a)	39,176,901
AUD	31,190	Queensland Treasury Corp., 6.00%, 06/14/2021(a)(h)	28,522,631
AUD	47,100	Queensland Treasury Corp., 6.25%, 06/14/2019(h)	40,735,471
AUD	24,330	Queensland Treasury Corp., 6.25%, 02/21/2020(a)	21,488,451
AUD	14,250	Treasury Corp. of Victoria, 6.00%, 06/15/2020	12,650,352
AUD	35,350	Treasury Corp. of Victoria, 6.00%, 10/17/2022	33,299,417
AUD	5,000	Western Australian Treasury Corp., 2.50%, 07/23/2024	3,883,196
AUD	25,000	Western Australian Treasury Corp., 3.75%, 10/23/2018(a)	20,452,900
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	14,103,240

			529,479,166

BAHRAIN - 0.3%
USD	3,600	Bahrain Government International Bond, 7.00%, 10/12/2028(a)	3,699,886

CHINA - 1.7%
CNY	14,000	China Government Bond, 2.85%, 01/28/2026(j)	1,944,824
CNY	20,000	China Government Bond, 3.14%, 09/08/2020(j)	2,937,752
CNY	40,000	China Government Bond, 3.28%, 08/05/2020(j)	5,901,933
CNY	10,000	China Government Bond, 3.36%, 05/24/2022(j)	1,471,125
CNY	10,000	China Government Bond, 3.41%, 06/24/2020(j)	1,481,189
CNY	3,000	China Government Bond, 3.46%, 07/11/2020(j)	444,913
CNY	2,000	China Government Bond, 3.57%, 11/17/2021(j)	297,208
CNY	10,000	China Government Bond, 4.08%, 08/22/2023(j)	1,524,688
CNY	30,000	China Government Bond, 4.10%, 09/27/2032(j)	4,651,259
CNY	20,000	China Government Bond, 4.15%, 04/28/2031(j)	3,123,646

			23,778,537

INDIA - 7.5%
INR	150,000	Export-Import Bank of India, 7.62%, 09/01/2026	2,381,481
INR	750,000	India Government Bond, 7.68%, 12/15/2023	12,286,947
INR	1,000,000	India Government Bond, 7.72%, 05/25/2025	16,402,315
INR	1,041,880	India Government Bond, 8.08%, 08/02/2022	17,213,828
INR	1,932,870	India Government Bond, 8.12%, 12/10/2020	31,606,253
INR	1,232,130	India Government Bond, 8.27%, 06/09/2020	20,107,432
INR	360,440	India Government Bond, 8.40%, 07/28/2024	6,088,677
INR	9,230	India Government Bond, 9.20%, 09/30/2030	169,604

			106,256,537

INDONESIA - 14.4%
USD	4,402	Indonesia Government International Bond, 3.85%, 07/18/2027(a)	4,445,333
USD	7,680	Indonesia Government International Bond, 4.35%, 01/08/2027(a)	8,064,937
USD	5,091	Indonesia Government International Bond, 5.25%, 01/08/2047(a)	5,626,797

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
INDONESIA (continued)
IDR	200,000,000	Indonesia Treasury Bond, 7.00%, 05/15/2022	$15,160,612
IDR	120,000,000	Indonesia Treasury Bond, 7.00%, 05/15/2027	9,037,826
IDR	104,000,000	Indonesia Treasury Bond, 7.88%, 04/15/2019	7,982,765
IDR	47,000,000	Indonesia Treasury Bond, 8.25%, 06/15/2032	3,732,186
IDR	547,000,000	Indonesia Treasury Bond, 8.25%, 05/15/2036	43,537,489
IDR	288,224,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	23,394,946
IDR	120,400,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	9,723,086
IDR	340,600,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	28,477,064
IDR	100,000,000	Indonesia Treasury Bond, 8.75%, 02/15/2044	8,228,865
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,565,286
IDR	21,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,847,950
IDR	30,000,000	Lembaga Pembiayaan Ekspor Indonesia, 9.50%, 03/13/2020	2,320,249
USD	4,970	Perusahaan Penerbit SBSN Indonesia III, 3.40%, 03/29/2022(a)	5,044,550
USD	4,970	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027(a)	5,063,436
USD	10,981	Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/2024(a)	11,516,873
USD	7,000	Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/2026(a)	7,359,100

			203,129,350

MALAYSIA - 2.4%
MYR	24,500	Malaysia Government Bond, 3.66%, 10/15/2020	5,729,160
MYR	61,900	Malaysia Government Bond, 3.76%, 03/15/2019	14,547,476
MYR	39,725	Malaysia Government Bond, 4.74%, 03/15/2046	9,214,456
MYR	19,300	Malaysia Government Bond, 4.76%, 04/07/2037	4,616,087

			34,107,179

MONGOLIA - 0.2%
USD	2,200	Mongolia Government International Bond, 4.13%, 01/05/2018(a)	2,202,860

PHILIPPINES - 0.9%
PHP	251,000	Philippine Government Bond, 3.63%, 03/21/2033	4,252,734
PHP	347,040	Philippine Government Bond, 5.75%, 11/24/2021	7,344,759
PHP	544	Philippine Government Bond, 6.38%, 01/19/2022	11,771
PHP	50,000	Philippine Government International Bond, 6.25%, 01/14/2036	1,115,933

			12,725,197

REPUBLIC OF SOUTH KOREA - 2.2%
USD	6,160	Industrial Bank of Korea, 3.90%, 07/31/2022(a)(b)(c)(i)	6,251,870
USD	11,111	Korea Development Bank (The), 2.63%, 02/27/2022	11,112,892
KRW	10,000,000	Korea Monetary Stabilization Bond, 1.48%, 02/09/2018	8,942,871
KRW	5,300,000	Korea Treasury Bond, 3.38%, 09/10/2023	5,105,576

			31,413,209

SINGAPORE - 1.2%
SGD	6,300	Singapore Government Bond, 2.13%, 06/01/2026	4,683,799
SGD	15,250	Singapore Government Bond, 3.00%, 09/01/2024	12,057,982

			16,741,781

SRI LANKA - 1.9%
LKR	471,000	Sri Lanka Government Bond, 8.00%, 11/15/2018	2,988,005
LKR	230,000	Sri Lanka Government Bond, 8.50%, 04/01/2018	1,484,706
LKR	388,000	Sri Lanka Government Bond, 8.50%, 07/15/2018	2,485,979
LKR	610,000	Sri Lanka Government Bond, 10.60%, 09/15/2019	3,986,981
LKR	1,440,000	Sri Lanka Government Bond, 10.75%, 01/15/2019	9,472,630

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description		Value (US$)
GOVERNMENT BONDS (continued)
SRI LANKA (continued)
LKR	80,000	Sri Lanka Government Bond, 11.20%, 07/01/2022		$525,869
USD	5,254	Sri Lanka Government International Bond, 6.13%, 06/03/2025(a)		5,457,099

				26,401,269

THAILAND - 0.5%
THB	203,400	Thailand Government Bond, 3.65%, 06/20/2031		6,654,502

Total Government Bonds - 70.8% (cost $1,007,889,695)				996,589,473

SHORT-TERM INVESTMENT - 0.6%
UNITED STATES - 0.6%
State Street Institutional U.S. Government Money Market Fund(k)			8,293,038	8,293,038

Total Short-Term Investment - 0.6% (cost $8,293,038)				8,293,038

Total Investments - 139.7% (cost $1,986,141,933)				1,967,805,156

Long Term Debt Securities				(550,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(50,000,000)
Other Assets in Excess of Liabilities - 1.1%				40,784,713

Net Assets - 100.0%				$1,408,589,869

AUD	-	Australian Dollar

CNH	-	Chinese Yuan Renminbi Offshore

CNY	-	Chinese Yuan Renminbi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

LKR	-	Sri Lanka Rupee

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

SGD	-	Singapore Dollar

THB	-	Thai Baht

USD	-	U.S. Dollar

(a)	Denotes a restricted security.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2017.

(d)	Illiquid security.

(e)	For this security the annuity payments increase by 3.25% every year, until the asset amortizes to zero.

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

(f)	Sinkable security.

(g)	The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(h)	This security is government guaranteed.

(i)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(j)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.

(k)	Registered investment company advised by State Street Global Advisors.

At July 31, 2017, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	703	09/29/2017	$41,304
United States Treasury Note 6%-5 year	UBS	(590)	09/29/2017	(111,325)
United States Treasury Note 6%-10 year	UBS	(1,347)	09/20/2017	(419,582)
United States Treasury Note 6%-Ultra Long	UBS	303	09/20/2017	232,080

				$(257,523)

At July 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
08/04/2017	Goldman Sachs	CNH	100,907,900	USD	14,600,000	$14,999,953	$399,953
08/04/2017	UBS	CNH	17,043,750	USD	2,500,000	2,533,552	33,552
Indonesian Rupiah/United States Dollar
10/06/2017	UBS	IDR	141,802,500,000	USD	10,500,000	10,569,224	69,224
Japanese Yen/United States Dollar
09/29/2017	Citigroup	JPY	692,600,140	USD	6,200,000	6,299,160	99,160
Philippine Peso/United States Dollar
10/27/2017	UBS	PHP	485,630,500	USD	9,500,000	9,591,222	91,222
Singapore Dollar/United States Dollar
09/08/2017	Goldman Sachs	SGD	29,954,680	USD	21,700,000	22,116,931	416,931
09/08/2017	UBS	SGD	8,020,240	USD	5,800,000	5,921,716	121,716
South Korean Won/United States Dollar
09/29/2017	Goldman Sachs	KRW	33,826,815,000	USD	29,700,000	30,265,567	565,567
09/29/2017	UBS	KRW	5,865,550,000	USD	5,200,000	5,248,032	48,032
Thai Baht/United States Dollar
11/10/2017	UBS	THB	942,200,000	USD	28,000,000	28,372,087	372,087

						$135,917,444	$2,217,444

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Australian Dollar
08/25/2017	Royal Bank of Canada	USD	15,000,000	AUD	20,118,835	$16,090,560	$(1,090,560)
08/25/2017	Standard Chartered Bank	USD	10,000,000	AUD	13,031,252	10,422,081	(422,081)
09/22/2017	UBS	USD	69,100,000	AUD	91,341,705	73,027,136	(3,927,136)
10/25/2017	UBS	USD	33,900,000	AUD	42,809,165	34,209,801	(309,801)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2017

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Chinese Yuan Renminbi
09/13/2017	BNP Paribas	USD	19,000,000	CNY	131,784,000	$19,540,290	$(540,290)
United States Dollar/Chinese Yuan Renminbi Offshore
08/04/2017	Goldman Sachs	USD	5,800,000	CNH	39,532,218	5,876,462	(76,462)
08/04/2017	Standard Chartered Bank	USD	3,300,000	CNH	22,596,146	3,358,916	(58,916)
United States Dollar/Indian Rupee
11/03/2017	Standard Chartered Bank	USD	1,800,000	INR	117,598,500	1,812,013	(12,013)
United States Dollar/Philippine Peso
10/27/2017	UBS	USD	18,900,000	PHP	966,149,100	19,081,484	(181,484)
United States Dollar/Singapore Dollar
09/08/2017	Goldman Sachs	USD	7,800,000	SGD	10,767,120	7,949,865	(149,865)
United States Dollar/Thai Baht
11/10/2017	UBS	USD	31,600,000	THB	1,063,340,000	32,019,927	(419,927)

						$223,388,535	$(7,188,535)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2017, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap agreements:
USD	16,000,000	11/01/2017	Barclays Bank	Receive	3-month LIBOR Index	0.84%	$34,585
Centrally cleared swap agreements:
USD	25,000,000	07/07/2026	Bank of America	Receive	3-month LIBOR Index	2.27%	(186,852)
USD	59,000,000	10/28/2026	Citibank	Receive	3-month LIBOR Index	1.57%	2,932,101

							$2,779,834

Notes to Portfolio of Investments (unaudited)

July 31, 2017

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2017

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$962,922,645	$—	$962,922,645
Government Bonds	—	996,589,473	—	996,589,473

Total Fixed Income Investments	—	1,959,512,118	—	1,959,512,118

Short-Term Investment	8,293,038	—	—	8,293,038

Total Investments	$8,293,038	$1,959,512,118	$—	$1,967,805,156

Other Financial Instruments
Futures Contracts	$273,384	$—	$—	$273,384
Forward Foreign Currency Exchange Contracts	—	2,217,444	—	2,217,444
Interest Rate Swap Agreements	—	2,966,686	—	2,966,686

Total Other Financial Instruments	$273,384	$5,184,130	$—	$5,457,514

Total Assets	$8,566,422	$1,964,696,248	$—	$1,973,262,670

Liabilities
Other Financial Instruments
Futures Contracts	$(530,907)	$—	$—	$(530,907)
Forward Foreign Currency Exchange Contracts	—	(7,188,535)	—	(7,188,535)
Interest Rate Swap Agreements	—	(186,852)	—	(186,852)

Total Liabilities	$(530,907)	$(7,375,387)	$—	$(7,906,294)

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2017, there were no transfers between Levels 1, 2 or 3. For the period ended July 31, 2017, there were no significant changes to the fair valuation methodologies.

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2017

c.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2017 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$1,940,708,934	$41,737,617	$(14,641,395)	$27,096,222

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2017

BY:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2017